Net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]

	2020	2019
	$	$

Net earnings (loss) attributable to Osisko Gold Royalties Ltd's shareholders	16,876	(234,195)

Basic weighted average number of common shares outstanding (in thousands)	162,303	151,266
Dilutive effect of share options	125	—
Diluted weighted average number of common shares	162,428	151,266

Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd's shareholders
Basic and diluted	0.10	(1.55)